SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Selected Statements Of Operations Data [Table Text Block]
		Year ended December 31,
		2015	2014	2013
a.	Financial expenses, net:

	Income:
	Interest on short-term bank deposits	$388	$73	$42
	Interest on long-term loans to affiliate	267	68	21
	Foreign currency transaction adjustments	64	220	922
	Other	9	24	-

		728	385	985
	Expenses:
	Bank charges and interest expenses	481	1,474	1,335
	Foreign currency transaction adjustments	166	1,168	652
	Interest on long-term loans to shareholders and others	917	156	39
	Other	33	11	36

		1,597	2,809	2,062

		$869	$2,424	$1,077
b.	Other expenses (income), net:

	Capital loss (gain)	$(6)	$(9)	$-
	Profit raise from gaining control in subsidiary previously account for by the equity method	-	-	(3,299)
	Loss from sale of subsidiaries	-	241	-

		$(6)	$232	$(3,299)